Prepayments, Receivables and Other Assets (Details) ¥ in Thousands			1 Months Ended				6 Months Ended	12 Months Ended
	Jun. 14, 2019 USD ($)	Jun. 14, 2019 CNY (¥)	Oct. 31, 2019 USD ($)	Oct. 31, 2019 CNY (¥)	Jun. 30, 2019 USD ($)	Jun. 30, 2019 CNY (¥)	Sep. 30, 2021 USD ($)	Mar. 31, 2021 USD ($)	Mar. 31, 2021 CNY (¥)	Jun. 14, 2019 CNY (¥)
Prepayments, Receivables and Other Assets (Details) [Line Items]
Short-term petty cash							1 year
Withdraw the installment	$ 3,500,000									¥ 25,000
Installment payment received								$ 3,100,000	¥ 21,250
Taizhou Suxuantang [Member]
Prepayments, Receivables and Other Assets (Details) [Line Items]
Partnership contribution					$ 7,000,000	¥ 50,000
Maximum [Member]
Prepayments, Receivables and Other Assets (Details) [Line Items]
Bad debt allowance							$ 1,655,817
Minimum [Member]
Prepayments, Receivables and Other Assets (Details) [Line Items]
Bad debt allowance								$ 1,090,759
One Installment [Member] | Taizhou Suxuantang [Member]
Prepayments, Receivables and Other Assets (Details) [Line Items]
Partnership contribution	$ 3,500,000	¥ 25,000
Second Installment [Member] | Taizhou Suxuantang [Member]
Prepayments, Receivables and Other Assets (Details) [Line Items]
Partnership contribution			$ 3,500,000	¥ 25,000